Real Estate Properties and Land Lots Under Development (Tables)	12 Months Ended
Dec. 31, 2016
Real Estate Property Completed/Real Estate Properties and Land Lots Under Development [Abstract]
Components of real estate properties and land lots under development

	December 31,
	2016	2015
Properties under development
Wuhan Centre China Grand Steel Market
Costs of land use rights	$8,699,859	$9,306,948
Other development costs	36,791,759	38,982,735

Land lots under development Costs of land use rights	295,935,616	316,586,422
	$341,427,234	$364,876,105